12. EQUITY (Details 1) - $ / shares	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Number of warrants	17,755,448	17,747,090
Weighted average remaining life (years)	3 years	3 years 5 months 8 days
Weighted average exercise price, outstanding	$ .460	$ 0.455
Shares exercisable	17,755,448	17,747,090
Weighted average exercise price, exercisable	$ .460
Warrant One
Number of warrants	13,333,286
Weighted average remaining life (years)	2 years 6 months 11 days
Weighted average exercise price, outstanding	$ .250
Shares exercisable	13,333,286
Weighted average exercise price, exercisable	$ 0.250
Warrant Two
Number of warrants	714,286
Weighted average remaining life (years)	1 year 3 months 29 days
Weighted average exercise price, outstanding	$ .700
Shares exercisable	714,286
Weighted average exercise price, exercisable	$ 0.700
Warrant Three
Number of warrants	882,158
Weighted average remaining life (years)	1 year 7 months 13 days
Weighted average exercise price, outstanding	$ 1.000
Shares exercisable	882,158
Weighted average exercise price, exercisable	$ 1.000
Warrant Four
Number of warrants	2,805,718
Weighted average remaining life (years)	4 years 14 days
Shares exercisable	2,805,718
Warrant Four | Minimum
Weighted average exercise price, outstanding	$ 1.200
Weighted average exercise price, exercisable	1.200
Warrant Four | Maximum
Weighted average exercise price, outstanding	1.500
Weighted average exercise price, exercisable	$ 1.500
Warrant Five
Number of warrants	20,000
Weighted average remaining life (years)	3 years 10 months 13 days
Shares exercisable	20,000
Warrant Five | Minimum
Weighted average exercise price, outstanding	$ 2.340
Weighted average exercise price, exercisable	2.340
Warrant Five | Maximum
Weighted average exercise price, outstanding	4.080
Weighted average exercise price, exercisable	$ 4.080